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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from February 1, 2006 to February 28, 2006

                    Commission File Number of issuing entity:
                                  333-126732-28

                           RALI SERIES 2006-QA2 TRUST
                (Exact name of issuing entity as specified in its
                                    charter)

                 Commission File Number of depositor: 333-126732

                        RESIDENTIAL ACCREDIT LOANS, INC.

              (Exact name of depositor as specified in its charter)

                         RESIDENTIAL FUNDING CORPORATION

               (Exact name of sponsor as specified in its charter)

                     New York                                None

 (State or other jurisdiction of incorporation or            (I.R.S. Employer
       organization of the issuing entity)                   Identification No.)

c/o Residential Funding Corporation, as Master Servicer
         8400 Normandale Lake Boulevard                      55437
          Minneapolis, Minnesota 55437                       (Zip Code)
    (Address of principal executive offices of
                 issuing entity)

                                 (952) 857-7000
                    (Telephone number, including area code)

                                       N/A
           (Former name, former address, if changed since last report)

           Title of Class            Registered/reported pursuant to (check one)     Name of
                                                                                     exchange
                                                                                    (If Section
                                                                                     12(b))
                                        Section       Section    Section 15(d)
                                         12(b)         12(g)
 Mortgage Asset-Backed Pass-Through
 Certificates, Series 2006-QA2, in
    the classes specified herein         [___]         [___]        [ X ]         _______________


Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X_ No __

                        PART I - DISTRIBUTION INFORMATION

ITEM 1 - DISTRIBUTION AND POOL PERFORMANCE INFORMATION.

        The  response  to  Item 1 is set  forth  in part  herein  and in part in
Exhibit 99.1.

        Introductory and explanatory information regarding the material terms, parties and distributions described herein and in Exhibit 99.1 is included in the Prospectus Supplement relating to the RALI Series 2006-QA2 Mortgage Asset-Backed Pass-Through Certificates (the "Certificates") dated February 24, 2006, and related Prospectus dated January 24, 2006 (collectively, the "Prospectus"), of the RALI Series 2006-QA2 Trust (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of Certificates were offered under the Prospectus: Class I-A-1, Class I-A-2, Class I-A-IO, Class II-A-1, Class II-A-2, Class II-A-IO, Class III-A-1, Class III-A-2, Class III-A-IO, Class R-I, Class R-II, Class R-III, Class M-1, Class M-2 and Class M-3.

                           PART II - OTHER INFORMATION

ITEM 2 - LEGAL PROCEEDINGS

MortgageIT, Inc. ("MortgageIT"), the originator and seller of approximately 41.4% (by principal balance as of the cut-off date) of the mortgage loans included in the trust, has provided to the Issuing Entity the following disclosure for inclusion in this Report:

"On February 16, 2006, EMC Mortgage Corp. ("EMC") filed suit against MortgageIT in the 95th Judicial District Court of Dallas County, Texas. This suit alleges, among other things, that MortgageIT is obligated to repurchase from EMC approximately $70.5 million in sub-prime mortgage loans sold to EMC pursuant to a Mortgage Loan Purchase and Interim Servicing Agreement dated January 1, 2003, as amended, due to alleged breaches of representations and warranties as well as alleged early payment default repurchase obligations with respect to such loans. MortgageIT is in the process of evaluating the claims and potential counterclaims, and intends to vigorously defend the suit. At this stage of the proceedings, it is not possible to predict the outcome of this litigation."

ITEM 3 - SALES OF SECURITIES AND USE OF PROCEEDS.

On the closing date of the issuance of the Certificates, the Class B Certificates were sold to a limited number of qualified institutional buyers, institutional accredited investors or non-United States persons in transactions exempt from registration under the Securities Act of 1933 (the "Act") pursuant to Regulation D, Regulation S or Rule 144A under the Act.

ITEM 4 - DEFAULTS UPON SENIOR SECURITIES.

Nothing to report.

ITEM 5 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Nothing to report.


ITEM 6 - SIGNIFICANT OBLIGORS OF POOL ASSETS.

Inapplicable.

ITEM 7 - SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

Nothing to report.


ITEM 8 - OTHER INFORMATION.

Nothing to report.


ITEM 9 - EXHIBITS

        (a) Documents filed as part of this report.

Exhibit 99.1   March 2006 Monthly Statement to Certificateholders

        (b) Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 10.1 Series Supplement, dated as of February 1, 2006,and the Standard Terms of Pooling and Servicing Agreement, dated as of February 1, 2006, among Residential Accredit Loans, Inc., as company, Residential Funding Corporation, as master servicer, and U.S. Bank National Association, as trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on March 14, 2006).

Exhibit 10.2 Assignment and Assumption Agreement, dated as of February 27, 2006, between Residential Funding Corporation and Residential Accredit Loans, Inc. (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on March 14, 2006).

Exhibit 10.3 Confirmation, dated as of the February 27, 2006, between U.S. Bank National Association, as trustee on behalf of the RALI Series 2006-QA2 Trust, and Wachovia Bank, National Association(incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on March 14, 2006).

Exhibit 10.4 Confirmation, dated as of the February 27, 2006, between U.S. Bank National Association, as trustee on behalf of the RALI Series 2006-QA2 Trust, and Wachovia Bank, National Association(incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on March 14, 2006).

Exhibit 99.1   March 2006 Monthly Statement to Certificateholders

                                   SIGNATURES




        Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Dated:  April 3, 2006



                                RALI Series 2006-QA2 Trust
                                (Issuing entity)

                                By: Residential Funding Corporation, as Master Servicer


                                            By:  /s/ Barbara Wendt
                                                 Name:   Barbara Wendt
                                                 Title:  Managing Director

                   EXHIBIT 99.1 -- MONTHLY STATEMENT TO CERTIFICATEHOLDERS